Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
The Company does not have a formal policy regarding the timing of equity awards in relation to the disclosure of material nonpublic information by the Company, and currently the Company does not award stock options. The Company makes annual equity awards to executive officers, including named executive officers, pursuant to the requirements of applicable employment agreements, typically at regularly scheduled predetermined board or committee meetings or at such other times as necessary for business purposes related to employee promotion, retention, or new hires. In addition, the Company makes annual equity awards to directors pursuant to its director compensation policy, typically in connection with the Company’s annual meeting of stockholders. The Company makes grants that are effective on or after the date when the Compensation Committee, as administrator of the Company’s equity plan, approves the grant. The Company does not time grants with respect to the release of positive or negative material non-public
information, nor does the Company time disclosure of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false